EXHIBIT 99.2

John Deere Owner Trust 2010

Statement to Certificateholders

$224,000,000   Class A-1  0.34384%  Asset Backed Notes due May 16, 2011

$147,000,000   Class A-2  0.72000%  Asset Backed Notes due July 16, 2012

$267,000,000   Class A-3  1.32000%  Asset Backed Notes due May 15, 2014

$70,189,000   Class A-4  2.13000%  Asset Backed Notes due October 17, 2016

$39,240,380  Asset Backed Certificates

Payment Date:			17-Dec-12

(1)	Amount of principal being paid or distributed:

	(a)	Class A-1 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(b)	Class A-2 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(c)	Class A-3 Notes:	$8,807,550.54
		per $1,000 original principal amount:	$32.99

	(d)	Class A-4 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(e)	Certificates:	$0.00
		per $1,000 original principal amount:	$0.00

	(f)	Total:	$8,807,550.54

(2)	(a)	Amount of interest being paid or distributed:

		(i) Class A-1 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

		(ii) Class A-2 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

		(iii) Class A-3 Notes:	$23,236.06
		per $1,000 original principal amount:	$0.09

		(iv) Class A-4 Notes:	$124,585.48
		per $1,000 original principal amount:	$1.78

		(v) Total:	$147,821.54

(3)	(a)	Pool Balance (excluding accrued interest) at end of related Collection Period:	$120,186,640.16

	(b)	Note Value at end of related Collection Period:	$121,745,520.09

	(c)	Pool Face Amount at the end of related Collection Period:	$127,336,612.88

(4)	After giving effect to distributions on this Payment Date:

	(a)	(i) Outstanding Principal Amount of Class A-1 Notes:	$0.00
		(ii) A-1 Note Pool Factor:	0.0000000

	(b)	(i) Outstanding Principal Amount of Class A-2 Notes:	$0.00
		(ii) A-2 Note Pool Factor:	0.0000000

7

	(c)	(i) Outstanding Principal Amount of Class A-3 Notes:	$12,316,140.09
		(ii) A-3 Note Pool Factor:	0.0461279

	(d)	(i) Outstanding Principal Amount of Class A-4 Notes:	$70,189,000.00
		(ii) A-4 Note Pool Factor:	1.0000000

	(e)	(i) Certificate Balance:	$39,240,380.00
		(ii) Certificate Pool Factor:	1.0000000

(5)	Amount of Servicing Fee:		$107,481.73
	per $1,000 original principal amount:		$0.14
	(a)	Amount of Servicing Fee earned:	$107,481.73
	(b)	Amount of Servicing Fee paid:	$107,481.73
	(c)	Amount of Servicing Fee Shortfall:	$0.00

(6)	Amount of Administration Fee:		$100.00

(7)	Amount paid to Indenture Trustee:		$0.00

(8)	Amount paid to Owner Trustee:		$0.00

(9)	Aggregate Purchase Amounts for Collection Period:		$0.00

(10)	(i)	Amount in Reserve Account:	$14,948,588.00
	(ii)	Specified Reserve Account Balance:	$14,948,588.00

(11)	(i)	Face Amount of Receivables 60 days or more past due:	$2,183,304.07
	(ii)	Face Amount of Receivables 60 days or more past due as a % of the Pool Balance:	1.82%

(12)	(i)	Aggregate amount of net losses for the collection period:	$78,777.55
	(ii)	Cumulative amount of net losses:	$1,433,082.28
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):	0.19%

8